ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses	$ 390,138	$ 233,842		$ 275,258
North West Parks Board	1,177,050	1,049,515		986,516
Other taxation payable	33,314	104,368		135,381
VAT	48,493	28,271		33,938
Derivative liability	250,000	250,000
Sundry payables	165,307	144,226		11,497
Total	$ 2,064,302	$ 1,810,222	[1]	$ 1,442,590	[1]

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination